Subsequent Events (Details Narrative) - USD ($)							1 Months Ended	11 Months Ended	12 Months Ended
	Mar. 29, 2023	Mar. 10, 2023	Feb. 28, 2023	Feb. 20, 2023	Jan. 27, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Stock option to purchase
Financial Designation, Predecessor and Successor [Fixed List]						Successor	Successor	Predecessor	Successor	Predecessor
Subsequent Event [Member]
Subsequent Event [Line Items]
Milestone payment description			On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (‘Waiver B”).
Cash payment				$ 260,000
Minimum waiver amount			$ 30,000,000
Stock option to purchase		13,000			100,000
Stock option exercise price per share		$ 2.26			$ 2.11
Interest rate				2.00%
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Stock option to purchase		5,000
Subsequent Event [Member] | Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness			351,579
Cash payment	$ 648,421		$ 648,421
Maturity date			Mar. 31, 2023
Subsequent Event [Member] | Waiver B [Member]
Subsequent Event [Line Items]
Cash payment			$ 500,000
Maturity date			Jan. 31, 2024